Short-term bank loans - Additional information (Details) ¥ in Thousands												6 Months Ended
	Jul. 07, 2021 CNY (¥)	Jul. 07, 2021 USD ($)	Jul. 05, 2021 CNY (¥)	Jul. 05, 2021 USD ($)	May 08, 2021 CNY (¥)	May 08, 2021 USD ($)	Nov. 20, 2020 CNY (¥)	Nov. 20, 2020 USD ($)	Jul. 09, 2020 CNY (¥)	Jan. 06, 2020 CNY (¥)	Nov. 13, 2019 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jul. 09, 2020 USD ($)	Jan. 06, 2020 USD ($)	Nov. 13, 2019 USD ($)
Short-term Debt [Line Items]
Short-term bank loans															$ 1,968,925	$ 2,058,000
Repayment for loan												$ 302,793	$ 881,557
Loan secured by an office property and land use right														¥ 6,850	10,000,000
Interest expenses												$ 46,922	$ 42,596
Bank Of China (Lishui Branch)
Short-term Debt [Line Items]
Short-term bank loans															1,526,298	1,470,000
Hangzhou United Rural Commercial Bank Co., Ltd.
Short-term Debt [Line Items]
Short-term bank loans															442,627	$ 588,000
Loan agreement
Short-term Debt [Line Items]
Number of principal officers												2
Loan agreement | Bank Of China (Lishui Branch) | Subsequent event
Short-term Debt [Line Items]
Reissued of loans			¥ 6,400	$ 980,000
Loan agreement | Bank Of China (Lishui Branch) | Forest Food
Short-term Debt [Line Items]
Short-term bank loans									¥ 10,000	¥ 9,000							$ 1,530,000	$ 1,270,000
Maturity date									Jul. 07, 2021	Jul. 06, 2020
Effective interest rate									3.95%	3.98%							3.95%	3.98%
Loan agreement | Bank Of China (Lishui Branch) | Forest Food | Subsequent event
Short-term Debt [Line Items]
Repayment for loan	¥ 10,000	$ 1,530,000
Maturity date			Jan. 04, 2022	Jan. 04, 2022
Effective interest rate			3.95%	3.95%
Loan agreement | Hangzhou United Rural Commercial Bank Co., Ltd.
Short-term Debt [Line Items]
Short-term bank loans											¥ 4,000			¥ 1,100	$ 168,000				$ 590,000
Remaining loan amount							¥ 3,400	$ 499,800
Repayment for loan					¥ 2,900	$ 442,627	¥ 600	$ 88,200
Maturity date							May 10, 2021	May 10, 2021			Nov. 12, 2020
Effective interest rate							6.09%	6.09%			6.09%								6.09%